Expense Example {- Franklin Global Allocation Fund} - Franklin Global Allocation Fund-01 - Franklin Global Allocation Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 642
3 years	836
5 years	1,047
10 years	1,652
Class C
Expense Example:
1 year	273
3 years	536
5 years	923
10 years	2,009
Class R
Expense Example:
1 year	122
3 years	381
5 years	660
10 years	1,455
Class R6
Expense Example:
1 year	63
3 years	862
5 years	1,681
10 years	3,815
Advisor Class
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	$ 871